Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	74,000,000	74,000,000
Common stock, shares issued	7,850,916	7,174,626
Common stock, shares outstanding	7,850,916	7,174,626